Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee is responsible for the review and approval of our policies and practices with respect to granting equity awards. The Compensation Committee typically targets the first quarter of the fiscal year, in concert with the release of the annual results, for granting annual long-term incentive awards to eligible recipients, absent an extraordinary event. The Compensation Committee believes this aligns timing of equity grants with the planning of annual salary increases (also in the first quarter of our fiscal year), allowing a holistic view of total compensation.
The Compensation Committee seeks to structure equity grants so that they are awarded during an open window period as designated by the Corporation’s Insider Trading Policy.
All grants to executive officers are approved by the Board on recommendation of the Compensation Committee itself and not pursuant to any delegated authority.
The Corporation has never had any programs, policies, or practices which are intended to time stock option grants with the release of material non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of the Common Shares on the date of grant.
During the year ended December 31, 2025, the Corporation did not grant option awards in anticipation of the release of material non-public information or time the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method
The Compensation Committee seeks to structure equity grants so that they are awarded during an open window period as designated by the Corporation’s Insider Trading Policy.
All grants to executive officers are approved by the Board on recommendation of the Compensation Committee itself and not pursuant to any delegated authority.
The Corporation has never had any programs, policies, or practices which are intended to time stock option grants with the release of material non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of the Common Shares on the date of grant.
During the year ended December 31, 2025, the Corporation did not grant option awards in anticipation of the release of material non-public information or time the release of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Corporation has never had any programs, policies, or practices which are intended to time stock option grants with the release of material non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of the Common Shares on the date of grant.
MNPI Disclosure Timed for Compensation Value	false